Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment [Abstract]
Schedule of Property and Equipment
		Office
	Production	furniture
	equipment	and EDP	Total
At cost
As of January 1, 2023	382,108	252,628	634,736
Exchange differences	37,961	25,097	63,058
As of December 31, 2023	420,069	277,725	697,794
Additions	103,087	0	103,087
Exchange differences	(33,767)	(20,283)	(54,050)
As of December 31, 2024	489,389	257,442	746,831
Accumulated depreciation
As of January 1, 2023	(382,108)	(252,627)	(634,735)
Exchange differences	(37,961)	(25,097)	(63,058)
As of December 31, 2023	(420,069)	(277,724)	(697,793)
Exchange differences	30,679	20,283	50,962
As of December 31, 2024	(389,390)	(257,441)	(646,831)
Net book value
As of December 31, 2023	0	1	1
As of December 31, 2024	99,999	1	100,000